Financial liabilities - Kreos Loans - Narrative (Details)			12 Months Ended
	Oct. 12, 2022 USD ($) Facility Tranche	Mar. 26, 2022 USD ($) Tranche Facility $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 21, 2020 $ / shares	Sep. 11, 2020 $ / shares	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 23, 2019	Dec. 20, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number Of Loan Facilities | Facility	2	2
Number Of Borrowing Facility Tranches | Tranche	2	3
Financial expenses			$ 3,164,000	$ 36,000	$ 1,118,000
Bank balance at swiss bank			221,000,000
Transactions Fees			750,000
Proceeds from current borrowings			100,000
Cash flows from (used in) maintaining operating capacity			650,000
Borrowings			10,302,000	0	0
Exercise price of warrants | $ / shares		$ 5.5243
Fair value of warrants			$ 2,055,000
Increase (decrease) in the volatility			5.00%
Increase in fair value			$ 114,000
Decrease In Fair Value			(116,000)
Class of warrant or right transaction fee expense recognized			1,120,000
Change in fair value of warrants			935,000
Conversion Of Convertible Instruments, Conversion Price Per Share | $ / shares							$ 4.891	$ 4.891
First compulsory drawdown amended loan	$ 10,000,000
Advance payment of the final principal installment	340,000
Second compulsory drawdown amended loan	10,000,000
Remaining deferred amounts written off			$ (712,000)
Percentage of change in discount rate			5.00%
The loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		$ 75,000,000.0
The Loan Convertible Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		18,750,000
Borrowing Facilities Current Borrowing Capacity						$ 2,500,000
Loan A1 Convertible Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		7,500,000
LoanA2 Convertible Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		5,000,000.0
the Loan , Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		$ 56,250,000
Number Of Borrowing Facility Tranches | Tranche		3
Debt Covenants, Maximum Debt-To-Market-Cap Ratio		25.00%
Loans draw down			$ 0
Borrowings			$ 0
Borrowings, interest rate			8.95%
LoanA1 Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		$ 22,500,000
Loana2 Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		15,000,000.0
LoanB Convertible Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		6,250,000
Loan A1 and Loan A2
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities Current Borrowing Capacity						$ 10,000,000.0
the Loan, Term Loan, Loan B [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity		18,750,000
Debt Covenants, Minimum Equity, Subordinated Convertible Debt Or Other Non-Dilutive Funds To Be Raised		$ 80,000,000
Convertible Loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities Current Borrowing Capacity			$ 0
Convertible loans at fair value			0	0	$ 19,737,000				$ 3,352,000	$ 0		$ 19,720,000
Financial expenses			$ 750,000
Borrowings, interest rate			7.45%								4.00%
Borrowings early repayment percentage of principal amount repaid			101.00%
Borrowings early repayment annual discount rate per annum			4.00%
Borrowings early repayment percentage of addiitonal payments on debt drawn			3.00%
Convertible Loans [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument repayment options period			12 months
Convertible Loans [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument repayment options period			37 months
Convertible Loans [Member] | Borrowings Extension Clause One
Disclosure of non-adjusting events after reporting period [line items]
Borrowings Extension Option Date			Dec. 31, 2025
Threshold minimum proceeds from issuance of equity or debt			$ 80,000,000
Convertible Loans [Member] | Borrowings Extension Clause Two
Disclosure of non-adjusting events after reporting period [line items]
Borrowings Extension Option Date			Jun. 30, 2026
Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant to purchase shares (in shares) | shares		324,190
Increase (decrease) in the volatility			5.00%
Increase in fair value			$ 43,000
Decrease In Fair Value			$ (45,000)
Fair value of other current assets		$ 1,120,000
Fair value of warrant liabilities		1,120,000
Warrant to purchase shares, value of shares		$ 1,000,000.0
Warrant to purchase shares, maximum exercise term		7 years
Minimum Convertible Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion Of Convertible Instruments, Number Of Shares Issued In Conversion | shares			356,961
Conversion Of Convertible Instruments, Conversion Price Per Share | $ / shares			$ 7.0036
Terms Of Convertible Borrowings, Share Premium Percentage In Determining Share Price			130.00%
Number Of Trading Days			30 days
The Amended Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity	$ 75,000,000.0
Number Of Loan Facilities | Facility	2
Increase in fair value			$ 51,000
Decrease In Fair Value			(54,000)
Prepayments to get additional warrants			0
The Amended Convertible Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity	$ 18,750,000
Convertible loans at fair value			2,986,000	0
Carrying value of loans			2,986,000
Change in fair value of loan			202,000
The Amended Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity	56,250,000
Convertible loans at fair value			7,316,000	$ 0
Carrying value of loans			7,316,000
Change in fair value of loan			$ 330,000
Amended Convertible Loan Amended Loan A [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity	12,500,000
Amended Term Loan Amended Loan A [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity	37,500,000
Amended Convertible Loan Amended Loan B [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity	6,250,000
Amended Term Loan Amended Loan B [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities, Maximum Borrowing Capacity	$ 18,750,000